Net Income /(Loss) per Share (Calculation of Sohu Group's Basic and Diluted Net Loss per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss attributable to Sohu.com Limited, basic	$ (160,082)	$ (554,526)	$ (224,021)
Effect of dilutive securities:
Net loss attributable to Sohu.com Limited, diluted	$ (160,960)	$ (555,790)	$ (225,660)
Denominator:
Weighted average basic ordinary shares outstanding	38,959	38,858	38,706
Effect of dilutive securities:
Share options and restricted share units	0	0	0
Weighted average diluted ordinary shares outstanding	38,959	38,858	38,706
Basic net loss per share attributable to Sohu.com Limited	$ (4.11)	$ (14.27)	$ (5.79)
Diluted net loss per share attributable to Sohu.com Limited	$ (4.13)	$ (14.30)	$ (5.83)
Sogou [Member]
Effect of dilutive securities:
Incremental dilution	$ (496)	$ (1,233)	$ 0
Changyou [Member]
Effect of dilutive securities:
Incremental dilution	$ (382)	$ (31)	$ (1,639)